Condensed Consolidated Balance Sheet - USD ($)	Jul. 31, 2024	Jan. 31, 2024	Jan. 31, 2023
Current assets
Cash	$ 454,256	$ 30,146	$ 431,374
Prepaid expenses	137,857	21,624
Total current assets	592,113	51,770	431,374
Right of use asset	40,446
Deposit	100,000	100,000	100,000
Total assets	732,559	151,770	531,374
Current liabilities
Accounts payable and accrued expenses	366,549	434,519	354,763
Accrued interest, current portion	342,492	1,115,723	8,817
Lease liability	40,446
Bond liabilities	260,000
Total current liabilities	1,388,059	1,920,377	446,913
Non-current liabilities
Bond liabilities	2,875,000	3,135,000	3,135,000
Convertible notes payable, net of discounts		623,999	218,429
Accrued interest, non-current portion	1,389,428	533,003	1,351,609
Total non-current liabilities	4,264,428	4,292,002	4,705,038
Total liabilities	5,652,487	6,212,379	5,151,951
Commitments and contingencies (Note 7)
Stockholders’ deficit
Preferred stock, $0.001 par value, 10,000,000 shares authorized, 185.67 and 23 shares issued and outstanding at July 31, 2024 and January 31, 2024, respectively
Common stock, $0.001 par value, 500,000,000 shares authorized, 249,946,937 and 214,647,732 shares issued and outstanding at July 31, 2024 and January 31, 2024, respectively	249,947	214,648	208,458
Additional paid-in capital	28,915,982	25,336,048	23,059,223
Subscription receivable		(11,000)
Accumulated deficit	(34,085,857)	(31,600,305)	(27,888,258)
Total stockholders’ deficit	(4,919,928)	(6,060,609)	(4,620,577)
Total liabilities and stockholders’ deficit	732,559	151,770	531,374
Related Party [Member]
Current liabilities
Accrued expenses to related parties	$ 378,572	$ 370,135	$ 83,333